RELATED PARTY TRANSACTIONS (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Director remuneration	$ 817,000	$ 233,000
Officer & key management remuneration	3,505,000	2,508,000
Share-based payments	7,218,000	10,917,000
Professional fees	$ 1,000	$ 0